Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 07, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Revenues (Note 5)		$ 4,913,201	$ 4,499,641
Costs and operating expenses:
Cost of revenues		4,343,442	3,273,322
Depreciation and amortization		250,101	163,172
Selling, general and administrative expenses (Note 4)		596,984	636,723
Total costs and operating expenses		5,190,527	4,073,217
(Loss) income from operations		(277,326)	426,424
Other income (expense)
Gain on disposal of assets held for sale (Note 3)			67,714
Other income (expense)		4,128	(5,360)
Total other income		4,128	62,354
Net (loss) income attributable to common stockholders		$ (273,198)	$ 488,778
Basic net (loss) income per share		$ (0.01)	$ 0.01
Diluted net (loss) income per share		$ (0.01)	$ 0.01
Weighted average shares outstanding - basic		37,646,133	37,646,133
Weighted average shares outstanding - diluted		37,646,133	37,646,133
Successor
Revenues (Note 5)				$ 20,820,003	$ 18,516,612
Costs and operating expenses:
Cost of revenues				13,152,550	15,001,351
Depreciation and amortization				589,516	862,305
Selling, general and administrative expenses (Note 4)				1,571,753	3,550,742
Total costs and operating expenses				15,313,819	19,414,398
(Loss) income from operations				5,506,184	(897,786)
Other income (expense)
Gain on disposal of assets held for sale (Note 3)					67,714
Other income (expense)				720	(5,359)
Total other income				720	62,355
Net (loss) income attributable to common stockholders				$ 5,506,904	$ (835,431)
Basic net (loss) income per share
Diluted net (loss) income per share
Predecessor
Revenues (Note 5)	$ 2,084,320
Costs and operating expenses:
Cost of revenues	1,567,058
Depreciation and amortization	239,330
Selling, general and administrative expenses (Note 4)	134,525
Total costs and operating expenses	1,940,913
(Loss) income from operations	143,407
Other income (expense)
Gain on disposal of assets held for sale (Note 3)
Other income (expense)
Total other income
Net (loss) income attributable to common stockholders	$ 143,407
Basic net (loss) income per share
Diluted net (loss) income per share